Equity Incentive Plan - Summary of activity for resticted stock awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of activity for restricted stock awards
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 7,317	$ 8,956	$ 7,880
Weighted Average Grant Date Fair Value
Outstanding			$ 81.30
Restricted Stock [Member]
Number of shares
Outstanding	364,986	375,364	314,157
Granted	425,000	127,070	183,553
Vested	(149,342)	(136,948)	(121,263)
Forfeited	(800)	(500)	(1,083)
Outstanding, December 31,	639,807	364,986	375,364
Weighted Average Grant Date Fair Value
Outstanding	$ 62.90	$ 65.61
Granted	13.22	63.40	$ 73.30
Vested	50.75	70.80	117.90
Forfeited	64.64	70.10	65.70
Outstanding December 31,	$ 32.74	$ 62.90	$ 65.61
Restricted Stock [Member] | After tenth anniversary of plan [Member]
Weighted Average Grant Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0